Employee Benefits - Defined Benefit Obligation Actuarial Assumptions (Detail) - yr		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Germany
Actuarial Assumptions [line items]
Discount rate (in %)		4.06%	3.52%
Rate of price inflation (in %)		2.02%	2.06%
Rate of nominal increase in future compensation levels (in %)		2.20%	2.25%
Rate of nominal increase for pensions in payment (in %)		2.02%	2.06%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		21.5	21.5
For a female aged 65 at measurement date		22.9	23.7
For a male aged 45 at measurement date		22.8	22.8
For a female aged 45 at measurement date		24.0	24.8
U.K.
Actuarial Assumptions [line items]
Discount rate (in %)		5.54%	5.48%
Rate of price inflation (in %)		3.17%	3.46%
Rate of nominal increase in future compensation levels (in %)		3.17%	3.46%
Rate of nominal increase for pensions in payment (in %)		2.96%	3.18%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		23.5	23.2
For a female aged 65 at measurement date		25.1	25.1
For a male aged 45 at measurement date		24.8	24.4
For a female aged 45 at measurement date		26.5	26.4
U.S.
Actuarial Assumptions [line items]
Discount rate (in %)	[1]	5.22%	5.51%
Rate of price inflation (in %)	[1]	2.30%	2.20%
Rate of nominal increase in future compensation levels (in %)	[1]	2.40%	2.30%
Rate of nominal increase for pensions in payment (in %)	[1]	2.30%	2.20%
Assumed life expectancy at age 65
For a male aged 65 at measurement date	[1]	22.7	22.1
For a female aged 65 at measurement date	[1]	23.9	23.5
For a male aged 45 at measurement date	[1]	24.0	23.5
For a female aged 45 at measurement date	[1]	25.3	24.9
Other
Actuarial Assumptions [line items]
Discount rate (in %)		3.52%	3.20%
Rate of price inflation (in %)		1.51%	1.60%
Rate of nominal increase in future compensation levels (in %)		3.10%	2.96%
Rate of nominal increase for pensions in payment (in %)		0.55%	0.59%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		22.1	22.0
For a female aged 65 at measurement date		24.1	24.1
For a male aged 45 at measurement date		23.7	23.6
For a female aged 45 at measurement date		25.6	25.6

[1]	Cash balance interest crediting rate in line with the 30-year U.S. government bond yield